Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings
Borrowings

NOTE J. BORROWINGS

Short-Term Debt

($ in millions)

At December 31:	2018	2017
Commercial paper	$2,995	$1,496
Short-term loans	161	276
Long-term debt — current maturities	7,051	5,214

Total	$10,207	$6,987

The weighted-average interest rate for commercial paper at December 31, 2018 and 2017 was 2.5 percent and 1.5 percent, respectively. The weighted-average interest rates for short-term loans were 4.3 percent and 8.8 percent at December 31, 2018 and 2017, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2018	2017
U.S. dollar debt (weighted-average interest rate at December 31, 2018):*
3.5%	2018	$—	$4,640
3.0%	2019	5,465	5,540
2.6%	2020	4,344	3,416
2.8%	2021	5,529	4,129
2.4%	2022	3,536	3,481
3.2%	2023	2,428	1,547
3.6%	2024	2,037	2,000
7.0%	2025	600	600
3.5%	2026	1,350	1,350
4.7%	2027	969	969
6.5%	2028	313	313
3.7%	2030	32	—
5.9%	2032	600	600
8.0%	2038	83	83
5.6%	2039	745	745
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
7.1%	2096	316	316

		$30,131	$31,515
Other currencies (weighted-average interest rate at December 31, 2018, in parentheses):*
Euros (1.5%)	2019–2029	10,011	10,502
Pound sterling (2.7%)	2020–2022	1,338	1,420
Japanese yen (0.3%)	2022–2026	1,325	1,291
Other (5.6%)	2019–2022	391	717
		43,196	45,445
Less: net unamortized discount		802	826
Less: net unamortized debt issuance costs		76	93
Add: fair value adjustment**		337	526
		42,656	45,052
Less: current maturities		7,051	5,214

Total		$35,605	$39,837

*Includes notes, debentures, bank loans, secured borrowings and capital lease obligations.

** The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

There are no debt securities issued and outstanding by IBM International Group Capital LLC, which is an indirect, 100 percent owned finance subsidiary of International Business Machines Corporation, the parent. Any debt securities issued by IBM International Group Capital LLC, would be fully and unconditionally guaranteed by the parent.

During the third quarter of 2017, IBM Credit LLC (IBM Credit), a wholly owned subsidiary of the company, filed a shelf registration statement with the Securities and Exchange Commission (SEC) allowing it to offer for sale public debt securities. IBM Credit issued fixed- and floating-rate debt securities in September 2017 in the aggregate amount of $3.0 billion with maturity dates ranging from 2019 to 2022. During 2018, IBM Credit issued fixed-and floating-rate debt securities in the aggregate amount of $4.0 billion with maturity dates ranging from 2020 to 2023. This debt is included in the long-term debt table above.

The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.

The company is in compliance with all of its significant debt covenants and provides periodic certifications to its lenders.

The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2018		2017
		Weighted-average		Weighted-average
For the year ended December 31:	Amount	Interest Rate	Amount	Interest Rate
Fixed-rate debt	$28,770	2.7%	$29,007	2.7%
Floating-rate debt*	13,886	3.0%	16,044	2.1%

Total	$42,656		$45,052

*Includes $7,563 million in 2018 and $9,138 million in 2017 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. See note D, “Financial Instruments,” on pages 95 to 102.

Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2018, are as follows:

($ in millions)

Total
2019	$7,050
2020	7,273
2021	6,647
2022	4,338
2023	3,403
2024 and beyond	14,485

Total	$43,196

Interest on Debt

($ in millions)

For the year ended December 31:	2018	2017	2016
Cost of financing	$757	$658	$576
Interest expense	723	615	630
Interest capitalized	3	5	2

Total interest paid and accrued	$1,482	$1,278	$1,208

Refer to the related discussion on page 143 in note U, “Segment Information,” for total interest expense of the Global Financing segment. See note D, “Financial Instruments,” on pages 95 to 102 for a discussion of the use of foreign currency denominated debt designated as a hedge of net investment, as well as a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

On October 28, 2018, the company announced its intent to acquire all of the outstanding shares of Red Hat, Inc. In connection with this acquisition, IBM entered into a commitment letter under which certain banks committed to provide the company with a 364-day unsecured bridge term loan facility in an aggregate principal amount of up to $20 billion to fund the acquisition. The company also entered into a fee letter in connection with the 364-day bridge facility, under which the company incurred $40 million in upfront fees during the fourth quarter of 2018. The company expects to incur additional fees of up to approximately $25 million during the period the agreement remains in place. These upfront fees were capitalized and will be amortized to SG&A in the Consolidated Statement of Earnings over the expected term of the bridge term loan facility. For additional information on this transaction, see note C, “Acquisitions/Divestitures.”

On July 19, 2018, the company amended its existing $10.25 billion Five-Year Credit Agreement. In addition, the company and IBM Credit LLC entered into a new $2.5 billion, 364-Day Credit Agreement, to replace the maturing $2.5 billion, 364-Day agreement, and also amended the existing $2.5 billion Three-Year Credit Agreement. The amended Five-Year and Three-Year credit agreements included a modification of terms to account for the potential discontinuation of LIBOR and to extend the maturity dates. The new maturity dates for the Five-Year and Three-Year Credit Agreements are July 20, 2023 and July 20, 2021, respectively. Each of the facility sizes remained unchanged. The total expense recorded by the company related to the Five-Year Credit Agreement was $6.7 million in 2018, $6.1 million in 2017 and $5.5 million in 2016. The total expense recorded by the company related to the 364-Day and Three-Year Credit Agreements was $2.1 million in 2018 and $2.8 million in 2017. The Five-Year Credit Agreement permits the company and its Subsidiary Borrowers to borrow up to $10.25 billion on a revolving basis. Borrowings of the Subsidiary Borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of the additional banks not currently party to the Five-Year Credit Agreement, increase the commitments under the Credit Agreement up to an additional $1.75 billion. The 364-Day Credit Agreement and the Three-Year Credit Agreement allow the company and IBM Credit, (the Borrowers), to borrow up to an aggregate of $5 billion on a revolving basis. Neither Borrower is a guarantor or co-obligor of the other Borrower under the 364-Day and Three-Year Credit Agreements. Subject to certain conditions stated in the Five-Year, 364-Day and Three-Year credit agreements (the “Credit Agreements”), the Borrowers may borrow, prepay and re-borrow amounts under the Credit Agreements at any time during the term of the Credit Agreements. Funds borrowed may be used for the general corporate purposes of the Borrowers. Interest rates on borrowings under the Credit Agreements will be based on prevailing market interest rates, as further described in the Credit Agreements. The Credit Agreements contain customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreements, are remote.

The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.

As of December 31, 2018, there were no borrowings by the company, or its subsidiaries, under the Credit Facilities.